Concentrations	12 Months Ended
Dec. 31, 2020
Concentrations Disclosure [Abstract]
CONCENTRATIONS
23.	CONCENTRATIONS

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2020 and 2019.

	For the years ended December 31,
	2020	% of revenue	2019	% of revenue
Company A	$10,237,481	27.2%	$10,314,869	26.7%
Company B	7,284,968	19.3%	7,032,721	18.2%
Company C	3,296,691	8.8%	4,143,091	10.7%
Company D	4,007,021	10.6%	2,831,833	7.3%
	$24,826,161	65.9%	$24,322,514	62.9%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2020	% account receivable	2019	% account receivable
Company A	$803,031	14.7%	$769,734	13.8%
Company B	708,165	12.9%	653,256	11.7%
Company C	584,928	10.7%	685,419	12.3%
Company D	1,215,095	22.2%	1,155,864	20.8%
	$3,311,219	60.5%	$3,264,273	58.6%